Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Operating Leases
Schedule of components of lease expense

Year Ended
($ in thousands)	December 31, 2020
Operating lease cost	$252
Variable lease cost	132
Total lease expenses	$384

Summary of quantitative information about operating leases

Year Ended
($ in thousands)	December 31, 2020
Operating cash flows from operating leases	$253
Right-of-use assets obtained in exchange for new or modified operating lease liabilities	$1,305
Weighted-average remaining lease term (in years)	2.6
Weighted-average discount rate – operating leases	6.0%

Schedule of future minimum payments under ASC 842

Maturity of lease liabilities as of December 31, 2020 are as follows ($ in thousands):

($ in thousands)
Year ending December 31, 2021	$322
Year ending December 31, 2022	337
Year ending December 31, 2023	355
Year ending December 31, 2024	233
Year ending December 31, 2025	114
Total undiscounted future cash flows	1,361
Less: present value discount	(156)
Operating lease liabilities	$1,205

Schedule of future minimum payments under the non-cancelable operating leases

Future minimum payments under operating leases as of December 31, 2019 were as follows ($ in thousands):

Year ending December 31, 2020	$239
Year ending December 31, 2021	249
Year ending December 31, 2022	264
Year ending December 31, 2023	239
Year ending December 31, 2024	100
Total	$1,091